Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Sep. 09, 2014
State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Money Market Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:
  Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;
  Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and
  Repurchase agreements with respect to U.S. government securities

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:
  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.
  Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  U.S. Government Sponsored Enterprises Risk:     Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.
  Significant Exposure to U.S. Government Agencies Risk:    To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.
  Mortgage-Related and Other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.
  Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk:    In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund’s investment return and on the liquidity of investments in money market funds.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns for Premier Class shares (formerly, the Institutional Class shares) during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Class G shares of the Fund after it has been in operation for one calendar year. Returns of this share class could have been similar to the returns shown for Premier Class shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share class does not have the same expenses as Premier Class shares. Class G shares are generally expected to incur lower expenses than Premier Class shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns for Premier Class shares (formerly, the Institutional Class shares) during the years since inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Class G shares of the Fund after it has been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2013 Premier Class
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
State Street Institutional U.S. Government Money Market Fund | Class G
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	26
5 Years	rr_ExpenseExampleYear05	45
10 Years	rr_ExpenseExampleYear10	$ 103
State Street Institutional U.S. Government Money Market Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
2008	rr_AnnualReturn2008	2.17%
2009	rr_AnnualReturn2009	0.26%
2010	rr_AnnualReturn2010	0.07%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.03%
2013	rr_AnnualReturn2013	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1-Year	rr_AverageAnnualReturnYear01	0.01%
5-Year	rr_AverageAnnualReturnYear05	0.08%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.54%

[1]	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
[2]	The Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the "Voluntary Reduction"), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.